UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)				(In Thousands)

	Face
	Amount	Municipal Bonds		Value

Massachusetts - 99.5%	$ 5,190	Bank of America MACON Trust, Massachusetts State Health and Educational Facilities Authority
		Revenue Bonds, VRDN, Series 2007-310, 3.51% due 6/15/2012 (a)(f)		$ 5,190

	5,000	Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS, VRDN, Series SG-75,
		3.48% due 11/01/2019 (a)(f)		5,000

	2,346	Canton, Massachusetts, GO, BAN, Series B, 4% due 5/30/2008		2,349

	5,000	Clipper Tax-Exempt Certificates Trust, Massachusetts Bay Transportation Authority Revenue Bonds,
		VRDN, Series 2007-18, 3.52% due 5/01/2020 (a)(f)		5,000

	5,320	Clipper Tax-Exempt Trust, Massachusetts, COP, VRDN, AMT, Series 1998-8, 3.45% due 6/01/2010 (a)		5,320

	5,016	Cohasset, Massachusetts, GO, BAN, 4% due 8/08/2008		5,026

	6,200	Eagle Tax-Exempt Trust, Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding
		Bonds, VRDN, Series 2005-0087, Class A, 3.49% due 7/01/2029 (a)(b)(f)		6,200

	4,210	Hanover, Massachusetts, GO, BAN, 4% due 6/26/2008		4,215

	3,500	Hull, Massachusetts, GO, BAN, 4.25% due 7/11/2008		3,508

	3,000	Lehman Municipal Trust Receipts, Massachusetts State, GO, Refunding, FLOATS, VRDN, Series P62W,
		3.50% due 11/01/2025 (a)(f)		3,000

	12,365	Lehman Municipal Trust Receipts, Massachusetts Water Pollution Abatement Trust Revenue Bonds,
		FLOATS, VRDN, Series K101W, 3.49% due 8/01/2017 (a)(f)		12,365

	2,500	Littleton, Massachusetts, GO, Refunding, BAN, 4.10% due 1/24/2008		2,501

	2,577	Marblehead, Massachusetts, GO, Refunding, BAN, 4% due 8/14/2008		2,582

	4,100	Massachusetts State Development Finance Agency, Assisted Living Facility Revenue Bonds (Whalers
		Cove Project), VRDN, Series A, 3.51% due 9/01/2034 (a)		4,100

	4,100	Massachusetts State Development Finance Agency, CP, 3.50% due 1/14/2008		4,100

	8,300	Massachusetts State Development Finance Agency, CP, 3.42% due 2/13/2008		8,300

	27,000	Massachusetts State Development Finance Agency, CP, 2.95% due 2/15/2008		27,000

	6,400	Massachusetts State Development Finance Agency, CP, 3.30% due 3/04/2008		6,400

	1,200	Massachusetts State Development Finance Agency, IDR (Cell Signaling Technology), VRDN, AMT,
		3.52% due 12/01/2010 (a)		1,200

Portfolio Abbreviations

To simplify the listings of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
BAN	Bond Anticipation Notes	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
CP	Commercial Paper	PUTTERS	Puttable Tax-Exempt Receipts
CRVS	Custodial Residual and Variable Securities	ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities	TRAN	Tax Revenue Anticipation Notes
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,470	Massachusetts State Development Finance Agency, IDR (Cleveland Motion Controls), VRDN, AMT,
	3.55% due 6/01/2021 (a)	$ 2,470

2,650	Massachusetts State Development Finance Agency, IDR (Concord Foods Issue), VRDN, AMT, 3.52%
	due 4/01/2021 (a)	2,650

3,140	Massachusetts State Development Finance Agency, IDR (V&S Taunton Galvanizing), VRDN,
	AMT, 3.55% due 12/01/2023 (a)	3,140

1,095	Massachusetts State Development Finance Agency, IDR (Ward Hill Central Products Inc.),
	VRDN, AMT, 3.55% due 8/01/2016 (a)	1,095

7,000	Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Avalon
	Acton Apartments), VRDN, AMT, 3.47% due 7/15/2040 (a)(e)	7,000

5,155	Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Midway Studios
	Project), VRDN, AMT, Series A, 3.50% due 3/01/2034 (a)	5,155

6,000	Massachusetts State Development Finance Agency Revenue Bonds (Berkshire School Project),
	VRDN, 3.46% due 9/01/2031 (a)	6,000

4,875	Massachusetts State Development Finance Agency Revenue Bonds (Boston College HS Issue),
	VRDN, 3.47% due 8/01/2033 (a)	4,875

1,100	Massachusetts State Development Finance Agency Revenue Bonds (Draper Laboratory Issue),
	VRDN, 3.45% due 6/01/2030 (a)(b)	1,100

1,510	Massachusetts State Development Finance Agency Revenue Bonds (Fiba Technologies), VRDN,
	AMT, 3.49% due 5/01/2023 (a)	1,510

4,635	Massachusetts State Development Finance Agency Revenue Bonds (Lesley University), VRDN,
	3.49% due 7/01/2033 (a)	4,635

1,500	Massachusetts State Development Finance Agency Revenue Bonds (Melmark New England, Inc. Project),
	VRDN, 3.42% due 7/01/2026 (a)	1,500

3,980	Massachusetts State Development Finance Agency Revenue Bonds (New Bedford Waste Services),
	VRDN, AMT, 3.54% due 6/01/2021 (a)	3,980

1,685	Massachusetts State Development Finance Agency Revenue Bonds (New Jewish High School Project),
	VRDN, 3.43% due 6/01/2032 (a)	1,685

1,610	Massachusetts State Development Finance Agency Revenue Bonds (Walnut Hill School District),
	VRDN, 3.47% due 7/01/2032 (a)	1,610

6,285	Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Assumption
	College Project), VRDN, Series A, 3.47% due 3/01/2032 (a)	6,285

9,740	Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Fessenden School),
	VRDN, AMT, 3.49% due 8/01/2031 (a)	9,740

1,570	Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Lasell College),
	VRDN, 3.44% due 7/01/2036 (a)	1,570

3,255	Massachusetts State, FLOATS, VRDN, Series SG-126, 3.48% due 8/01/2018 (a)(f)	3,255

11,070	Massachusetts State, GO (Central Artery), VRDN, Series A, 3.44% due 12/01/2030 (a)	11,070

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 6,500	Massachusetts State, GO (Consolidated Loan of 2006), VRDN, Series B, 3.45% due 3/01/2026 (a)	$ 6,500

1,437	Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 716D, 3.49% due 8/01/2018 (a)(b)(f)	1,437

6,335	Massachusetts State, GO, Refunding, PUTTERS, VRDN, Series 340, 3.48% due 1/01/2017 (a)(b)(f)	6,335

11,020	Massachusetts State, GO, Refunding, VRDN, Series B, 3% due 8/01/2015 (a)	11,020

2,790	Massachusetts State, GO, VRDN, Series O, 3.47% due 11/01/2014 (a)	2,790

2,300	Massachusetts State, HFA, Housing Revenue Bonds, ROCS, VRDN, AMT, Series II-R-421,
	3.57% due 7/01/2022 (a)(d)(f)	2,300

4,495	Massachusetts State, HFA, Housing Revenue Bonds, ROCS, VRDN, AMT, Series II-R-10207,
	3.57% due 6/01/2017 (a)(f)	4,495

7,243	Massachusetts State Health and Educational Facilities Authority, CP, 3.38% due 2/13/2008	7,243

10,000	Massachusetts State Health and Educational Facilities Authority, CP, 3.35% due 3/11/2008	10,000

6,210	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Alliance Health of South
	Massachusetts), VRDN, Series A, 3.13% due 7/01/2037 (a)	6,210

2,000	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Bentley
	College Project), VRDN, Series K, 3.40% due 7/01/2030 (a)	2,000

5,100	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Partners Healthcare
	System), VRDN, Series D-6, 3.50% due 7/01/2017 (a)	5,100

7,100	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Sherrill House Inc.), VRDN,
	Series A-1, 3.44% due 1/01/2032 (a)	7,100

3,000	Massachusetts State Health and Educational Facilities Authority, Revenue Refunding Bonds, FLOATS,
	VRDN, Series 954, 3.49% due 7/01/2008 (a)(c)(f)	3,000

16,715	Massachusetts State Health and Educational Facilities Authority, Revenue Refunding Bonds (Partners
	Healthcare System), VRDN, Series D-4, 3.42% due 7/01/2038 (a)	16,715

1,590	Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (AFC Cable Systems Inc. Issue),
	VRDN, AMT, 3.52% due 7/01/2016 (a)	1,590

1,300	Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (BBB Esquire LLC), VRDN,
	AMT, 3.50% due 12/01/2016 (a)	1,300

4,000	Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Bodwell Project), VRDN,
	AMT, 3.53% due 7/01/2017 (a)	4,000

2,800	Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Constitution Project), VRDN,
	AMT, 3.50% due 6/01/2018 (a)	2,800

665	Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Garlock Printing Corp.), VRDN,
	AMT, 3.52% due 12/01/2017 (a)	665

1,890	Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Gem Group Inc. Issue), VRDN,
	AMT, 3.52% due 7/01/2016 (a)	1,890

365	Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Insco Corporation Issue),
	VRDN, AMT, 3.52% due 9/01/2008 (a)	365

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,800	Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (OCT Co. Inc. Project),
	VRDN, AMT, 3.50% due 12/01/2017 (a)	$ 2,800

1,300	Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Tamasi Family Issue), VRDN,
	AMT, 3.54% due 5/01/2013 (a)	1,300

1,445	Massachusetts State Industrial Finance Agency Revenue Bonds (Heritage at Dartmouth), VRDN,
	AMT, 3.48% due 12/01/2028 (a)	1,445

5,085	Massachusetts State Industrial Finance Agency Revenue Bonds (JHC Assisted Living Corporation),
	VRDN, Series A, 3.46% due 12/01/2029 (a)	5,085

1,043	Massachusetts State Industrial Finance Agency Revenue Bonds (Lower Mills Association II L.P.),
	VRDN, 3.50% due 12/01/2020 (a)	1,043

5,000	Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds (Lightolier Inc. Project),
	VRDN, 3.40% due 7/29/2010 (a)	5,000

840	Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds
	(E.L.Harvey & Sons Inc.), VRDN, AMT, 3.52% due 1/01/2011 (a)	840

1,215	Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds
	(E.L. Harvey & Sons Inc.), VRDN, AMT, 3.52% due 6/01/2013 (a)	1,215

7,690	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, PUTTERS, VRDN,
	Series 1197, 3.48% due 8/15/2013 (a)(b)(f)	7,690

3,000	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, ROCS, VRDN,
	Series II-R-12179, 3.55% due 8/15/2015 (a)(d)(f)	3,000

6,000	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, ROCS, VRDN,
	Series II-R-12187, 3.55% due 8/15/2015 (a)(d)(f)	6,000

9,000	Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Bonds, FLOATS, VRDN,
	Series SG-124, 3.48% due 1/01/2029 (a)(c)(f)	9,000

9,600	Massachusetts State Turnpike Authority, Metropolitan Highway System, Revenue Refunding Bonds, FLOATS,
	VRDN, Series 334, 3.49% due 1/01/2037 (a)(b)(f)	9,600

1,240	Massachusetts State Water Resources Authority, Multi-Modal Subordinated General Revenue Refunding Bonds,
	VRDN, Series B, 3.45% due 4/01/2028 (a)(c)	1,240

4,388	Massachusetts State Water Resources Authority, Revenue Refunding Bonds, FLOATS, VRDN,
	Series 742D, 3.49% due 8/01/2019 (a)(d)(f)	4,388

6,225	Massachusetts State Water Resources Authority, Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-10128, 3.49% due 12/01/2015 (a)(c)(g)	6,225

37,775	Municipal Securities Trust Certificates, Massachusetts State Water Pollution Abatement Trust, Revenue
	Refunding Bonds, VRDN, Series SGA 87, 3.50% due 8/01/2023 (a)(f)	37,775

4,650	New Bedford, Massachusetts, GO, BAN, 4% due 2/15/2008	4,651

3,249	Northborough, Massachusetts, GO, BAN, 4% due 5/02/2008	3,253

16,351	Plymouth, Massachusetts, GO, BAN, 3.75% due 5/15/2008	16,379

7,600	Revere, Massachusetts, GO, BAN, 3.75% due 10/30/2008	7,621

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

	$ 2,601	Somerville, Massachusetts, GO, BAN, 4% due 2/20/2008	$ 2,602

	3,295	UBS Municipal CRVS Trust, Massachusetts State HFA, Revenue Bonds, VRDN, AMT,
		Series 06-10, 3.50% due 6/01/2031 (a)(f)	3,295

	3,445	University of Massachusetts Building Authority, Project Revenue Refunding Bonds, ROCS, VRDN
		Series II R-6016, 3.49% due 11/01/2015 (a)(c)(f)	3,445

Puerto Rico - 1.6%	2,000	Municipal Securities Trust Certificates, Puerto Rico Public Power Authority, Power Revenue Bonds, VRDN,
		Series 19, Class A, 3.45% due 7/01/2017 (a)(d)(f)	2,000

	5,000	Puerto Rico Commonwealth, TRAN, 4.25% due 7/30/2008	5,024

		Total Investments (Cost - $450,452*) - 101.1%	450,452
		Liabilities in Excess of Other Assets - (1.1%)	(4,959)

		Net Assets - 100.0%	$ 445,493

* Cost for federal income tax purposes.

(a)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b)	MBIA Insured.

(c)	AMBAC Insured.

(d)	FSA Insured.

(e)	FNMA Collateralized.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g)	Tradable Custodial Receipts (TRACERS).

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008